Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments	12 Months Ended
Dec. 31, 2025
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments

(2) Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments

Available-for-sale and held-to-maturity debt securities in an unrealized loss position are evaluated for the underlying cause of the loss. In the event that the deterioration in value is attributable to credit related reasons, then the amount of credit-related impairment would be recorded as a charge to our ACL with subsequent changes in the amount of impairment, up or down, also recorded through our ACL. The exception to this process will occur if we intend to sell an impaired available-for-sale debt security or if we will more likely than not be required to sell a credit impaired available-for-sale debt security prior to the value recovering to the security’s amortized cost. In those situations, the entire credit-related impairment amount would be required to be recognized in earnings. We have evaluated the debt securities classified as available-for-sale and held-to-maturity at December 31, 2025 and December 31, 2024, and have determined that no debt securities in an unrealized loss position are arising from credit related reasons, and have therefore not recorded any allowances for debt securities in our ACL for the period. Unrealized gains and losses related to equity securities with readily determinable fair values are included in net income.

The amortized cost and estimated fair value by type of investment security at December 31, 2025 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$4,400	$—	$—	$4,400	$4,400
Total investment securities	$4,400	$—	$—	$4,400	$4,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$5,140,013	$22,759	$(332,184)	$4,830,588	$4,830,588
Obligations of states and political subdivisions	141,077	86	(5,483)	135,680	135,680
Total investment securities	$5,281,090	$22,845	$(337,667)	$4,966,268	$4,966,268

(1)	Included in the carrying value of residential mortgage- backed securities are $854,726 of mortgage-backed securities issued by Ginnie Mae and $3,975,862 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value of investment securities at December 31, 2025, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value

	(Dollars in Thousands)
Due in one year or less	$3,075	$3,075	$—	$—
Due after one year through five years	1,325	1,325	—	—
Due after five years through ten years	—	—	2,240	2,240
Due after ten years	—	—	138,837	133,440
Residential mortgage-backed securities	—	—	5,140,013	4,830,588
Total investment securities	$4,400	$4,400	$5,281,090	$4,966,268

The amortized cost and estimated fair value by type of investment security at December 31, 2024 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$4,400	$—	$—	$4,400	$4,400
Total investment securities	$4,400	$—	$—	$4,400	$4,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$5,315,488	$8,858	$(489,170)	4,835,176	4,835,176
Obligations of states and political subdivisions	156,822	331	(4,413)	152,740	152,740
Total investment securities	$5,472,310	$9,189	$(493,583)	$4,987,916	$4,987,916
(1)	Included in the carrying value of residential mortgage- backed securities are $1,001,184 of mortgage-backed securities issued by Ginnie Mae, $3,833,992 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities. Obligations of states and political subdivisions are securities issued by public school districts and are guaranteed by the Permanent School Fund (PSF) of the State of Texas under the Texas Education Code.  The PSF guarantee provides an unconditional and irrevocable guarantee of principal and interest payments.

The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $1,780,145,000 and $1,619,467,000, respectively, at December 31, 2025.

Proceeds from the sale and call of securities available-for-sale were $15,490,000, $3,750,000, and $2,045,000 during 2025, 2024 and 2023, respectively, which amounts included $0, $0 and $0 of mortgage-backed securities. Gross gains of $0, $0 and $0, and gross losses of $1,000, $1,000 and $3,000 were realized on the sales and calls in 2025, 2024 and 2023, respectively.

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$130,561	$(81)	$3,002,781	$(332,103)	$3,133,342	$(332,184)
Obligations of states and political subdivisions	4,361	(59)	105,263	(5,424)	109,624	(5,483)
	$134,922	$(140)	$3,108,044	$(337,527)	$3,242,966	$(337,667)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2024 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$544,375	$(4,126)	$3,358,586	$(485,044)	$3,902,961	$(489,170)
Obligations of states and political subdivisions	66,450	(2,389)	57,551	(2,024)	124,001	(4,413)
	$610,825	$(6,515)	$3,416,137	$(487,068)	$4,026,962	$(493,583)

The unrealized losses on investments in residential mortgage-backed securities and obligations of states and political subdivision securities are primarily caused by changes in market interest rates. We have no intent to sell and more likely than not be required to sell before a market price recovery or maturity of the securities; therefore, it is our conclusion that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae, and Ginnie Mae and the obligations of states and political subdivisions guaranteed by the PSF are not considered other-than-temporarily impaired.

Equity securities with readily determinable fair values consist primarily of Community Reinvestment Act funds. At December 31, 2025 and December 31, 2024, the balance in equity securities with readily determinable fair values recorded at fair value were $5,573,000 and $5,394,000, respectively. The following is a summary of unrealized and realized gains and losses recognized in net income on equity securities for the twelve months ended December 31, 2025, 2024, and 2023:

Year Ended
December 31, 2025
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$180
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized gains recognized during the reporting period on equity securities still held at the reporting date	$180

Year Ended
December 31, 2024
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(24)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(24)

Year Ended
December 31, 2023
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$59
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized gains recognized during the reporting period on equity securities still held at the reporting date	$59

Other investments include equity and merchant banking investments held by our subsidiary banks and non-banking entities. We hold ownership interests in limited partnerships for the purpose of investing in low-income housing tax credit (“LIHTC”) projects. The partnerships may acquire, construct, or rehabilitate housing for low- and moderate-income individuals. We realize a return primarily from federal tax credits and other federal tax deductions associated with the underlying projects. We are a limited partner in the partnerships, and not required to consolidate the entities in our consolidated financial statements. Investments in LIHTC projects totaled $261,128,000 at December 31, 2025 and $186,369,000 at December 31, 2024 and are included in other investments on the consolidated financial statements. Unfunded commitments to LIHTC projects totaled $37,200,000 at December 31, 2025 and $25,064,000 at December 31, 2024 and are included in other liabilities on the consolidated financial statements. Tax credits and other tax benefits, as well as amortization expense associated with investments in qualified low-income housing partnerships, are accounted for using the proportional amortization method of accounting.  There was a total of $32,996,000 and $28,310,000 in estimated tax credits related to these investments recorded for the twelve months ended December 31, 2025 and December 31, 2024, respectively.  There was a total of $28,627,000 and $26,615,000 in estimated amortization related to these investments for the twelve months ended December 31, 2025 and December 31, 2024, respectively. There were no impairment losses recorded on tax equity investments during the twelve months ended December 31, 2025 or December 31, 2024.